UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH & INCOME FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48451-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
October 31, 2014 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
                 COMMON STOCKS (96.1%)

                 CONSUMER DISCRETIONARY (14.1%)
                 ------------------------------
                 APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
        92,100   Hanesbrands, Inc.                                             $    9,727
                                                                               ----------
                 AUTO PARTS & EQUIPMENT (1.7%)
       149,800   Delphi Automotive plc                                             10,333
       358,400   Johnson Controls, Inc.                                            16,935
                                                                               ----------
                                                                                   27,268
                                                                               ----------
                 CABLE & SATELLITE (1.1%)
       171,100   Comcast Corp. "A"                                                  9,470
        92,300   DIRECTV*                                                           8,011
                                                                               ----------
                                                                                   17,481
                                                                               ----------
                 CASINOS & GAMING (1.4%)
       141,010   Las Vegas Sands Corp.                                              8,779
       548,600   MGM Resorts International*                                        12,755
                                                                               ----------
                                                                                   21,534
                                                                               ----------
                 DEPARTMENT STORES (0.6%)
       167,530   Kohl's Corp.                                                       9,083
                                                                               ----------
                 EDUCATION SERVICES (0.4%)
       120,000   Grand Canyon Education, Inc.*                                      5,748
                                                                               ----------
                 GENERAL MERCHANDISE STORES (0.9%)
       102,600   Dollar General Corp.*                                              6,430
       122,600   Target Corp.                                                       7,579
                                                                               ----------
                                                                                   14,009
                                                                               ----------
                 HOME IMPROVEMENT RETAIL (0.7%)
       115,890   Home Depot, Inc.                                                  11,302
                                                                               ----------
                 HOMEBUILDING (0.6%)
         8,155   NVR, Inc.*                                                        10,011
                                                                               ----------
                 HOTELS, RESORTS & CRUISE LINES (3.7%)
       766,400   Carnival Corp.                                                    30,771
       350,800   Norwegian Cruise Line Holdings Ltd.*                              13,681
       110,000   Royal Caribbean Cruises Ltd.                                       7,477
        80,980   Starwood Hotels & Resorts Worldwide, Inc.                          6,208
                                                                               ----------
                                                                                   58,137
                                                                               ----------
                 INTERNET RETAIL (0.5%)
        27,470   Amazon.com, Inc.*                                                  8,391
                                                                               ----------
                 LEISURE FACILITIES (0.6%)
       456,600   SeaWorld Entertainment, Inc.                                       8,785
                                                                               ----------
                 MOVIES & ENTERTAINMENT (0.9%)
       154,600   Walt Disney Co.                                                   14,127
                                                                               ----------

================================================================================

1  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
                 SPECIALTY STORES (0.4%)
        73,590   Tiffany & Co.                                                 $    7,073
                                                                               ----------
                 Total Consumer Discretionary                                     222,676
                                                                               ----------
                 CONSUMER STAPLES (4.6%)
                 -----------------------
                 DRUG RETAIL (1.6%)
       217,775   CVS Health Corp.                                                  18,687
       115,860   Walgreen Co.                                                       7,441
                                                                               ----------
                                                                                   26,128
                                                                               ----------
                 HOUSEHOLD PRODUCTS (0.8%)
       138,715   Procter & Gamble Co.                                              12,106
                                                                               ----------
                 HYPERMARKETS & SUPER CENTERS (0.6%)
       123,900   Wal-Mart Stores, Inc.                                              9,450
                                                                               ----------
                 SOFT DRINKS (0.5%)
        75,900   PepsiCo, Inc.                                                      7,299
                                                                               ----------
                 TOBACCO (1.1%)
       200,200   Altria Group, Inc.                                                 9,678
        86,200   Philip Morris International, Inc.                                  7,672
                                                                               ----------
                                                                                   17,350
                                                                               ----------
                 Total Consumer Staples                                            72,333
                                                                               ----------
                 ENERGY (5.6%)
                 -------------
                 INTEGRATED OIL & GAS (2.9%)
       159,800   BP plc ADR                                                         6,945
        69,800   Chevron Corp.                                                      8,372
       333,900   Occidental Petroleum Corp.                                        29,694
                                                                               ----------
                                                                                   45,011
                                                                               ----------
                 OIL & GAS DRILLING (0.3%)
       224,400   SeaDrill Ltd.                                                      5,161
                                                                               ----------
                 OIL & GAS EQUIPMENT & SERVICES (1.3%)
       201,500   FMSA Holdings, Inc.*                                               2,476
       239,700   Halliburton Co.                                                   13,217
        76,300   Oceaneering International, Inc.                                    5,362
                                                                               ----------
                                                                                   21,055
                                                                               ----------
                 OIL & GAS EXPLORATION & PRODUCTION (1.1%)
        89,495   Anadarko Petroleum Corp.                                           8,214
       112,800   ConocoPhillips                                                     8,139
                                                                               ----------
                                                                                   16,353
                                                                               ----------
                 Total Energy                                                      87,580
                                                                               ----------
                 FINANCIALS (20.9%)
                 ------------------
                 ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
       168,040   Ameriprise Financial, Inc.                                        21,202
       133,900   State Street Corp.                                                10,104
                                                                               ----------
                                                                                   31,306
                                                                               ----------
                 CONSUMER FINANCE (4.5%)
        89,700   American Express Co.                                               8,069
       435,000   Capital One Financial Corp.                                       36,005
       135,200   Discover Financial Services                                        8,623
       545,320   Navient Corp.                                                     10,786
       842,820   SLM Corp.                                                          8,049
                                                                               ----------
                                                                                   71,532
                                                                               ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
                 DIVERSIFIED BANKS (5.4%)
     1,180,000   Bank of America Corp.                                         $   20,249
       573,300   Citigroup, Inc.                                                   30,689
       358,755   JPMorgan Chase & Co.                                              21,697
       246,335   Wells Fargo & Co.                                                 13,078
                                                                               ----------
                                                                                   85,713
                                                                               ----------
                 INVESTMENT BANKING & BROKERAGE (1.7%)
       294,400   Charles Schwab Corp.                                               8,440
       179,200   E*Trade Financial Corp.*                                           3,996
       430,700   Morgan Stanley                                                    15,053
                                                                               ----------
                                                                                   27,489
                                                                               ----------
                 LIFE & HEALTH INSURANCE (0.6%)
       170,200   MetLife, Inc.                                                      9,231
                                                                               ----------
                 MULTI-LINE INSURANCE (1.3%)
       384,415   American International Group, Inc.                                20,593
                                                                               ----------
                 REGIONAL BANKS (1.9%)
       159,100   CIT Group, Inc.                                                    7,785
       391,600   Fifth Third Bancorp                                                7,828
       611,400   First Niagara Financial Group, Inc.                                4,579
       109,150   PNC Financial Services Group, Inc.                                 9,430
                                                                               ----------
                                                                                   29,622
                                                                               ----------
                 SPECIALIZED FINANCE (2.5%)
       227,070   CME Group, Inc.                                                   19,031
       100,020   Intercontinental Exchange, Inc.                                   20,833
                                                                               ----------
                                                                                   39,864
                                                                               ----------
                 THRIFTS & MORTGAGE FINANCE (1.0%)
       464,900   New York Community Bancorp, Inc.                                   7,415
       518,100   People's United Financial, Inc.                                    7,575
                                                                               ----------
                                                                                   14,990
                                                                               ----------
                 Total Financials                                                 330,340
                                                                               ----------
                 HEALTH CARE (14.2%)
                 -------------------
                 BIOTECHNOLOGY (4.1%)
        58,280   Amgen, Inc.                                                        9,452
       488,900   Gilead Sciences, Inc.*                                            54,757
                                                                               ----------
                                                                                   64,209
                                                                               ----------
                 HEALTH CARE DISTRIBUTORS (0.6%)
       113,500   Cardinal Health, Inc.                                              8,907
                                                                               ----------
                 HEALTH CARE EQUIPMENT (1.1%)
       266,200   Hologic, Inc.*                                                     6,972
       167,200   Medtronic, Inc.                                                   11,396
                                                                               ----------
                                                                                   18,368
                                                                               ----------
                 HEALTH CARE FACILITIES (1.0%)
       230,900   HCA Holdings, Inc.*                                               16,174
                                                                               ----------
                 HEALTH CARE SERVICES (0.7%)
       164,900   Omnicare, Inc.                                                    10,981
                                                                               ----------
                 MANAGED HEALTH CARE (1.4%)
        65,860   Cigna Corp.                                                        6,558
        75,700   UnitedHealth Group, Inc.                                           7,192
        61,928   WellPoint, Inc.                                                    7,846
                                                                               ----------
                                                                                   21,596
                                                                               ----------
                 PHARMACEUTICALS (5.3%)
       248,300   AbbVie, Inc.                                                      15,757

================================================================================

3  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
        21,500   Actavis plc*                                                  $    5,219
        42,400   Allergan, Inc.                                                     8,059
       185,700   Johnson & Johnson                                                 20,015
       133,775   Merck & Co., Inc.                                                  7,751
       339,082   Pfizer, Inc.                                                      10,155
       203,700   Sanofi ADR                                                         9,419
       137,000   Teva Pharmaceutical Industries Ltd. ADR                            7,736
                                                                               ----------
                                                                                   84,111
                                                                               ----------
                 Total Health Care                                                224,346
                                                                               ----------
                 INDUSTRIALS (13.6%)
                 -------------------
                 AEROSPACE & DEFENSE (3.5%)
        60,800   Boeing Co.                                                         7,594
        52,100   General Dynamics Corp.                                             7,281
        63,910   Honeywell International, Inc.                                      6,143
        60,800   Raytheon Co.                                                       6,316
       467,000   Spirit AeroSystems Holdings, Inc. "A"*                            18,372
        85,950   United Technologies Corp.                                          9,197
                                                                               ----------
                                                                                   54,903
                                                                               ----------
                 AIR FREIGHT & LOGISTICS (1.0%)
        93,055   FedEx Corp.                                                       15,578
                                                                               ----------
                 AIRLINES (1.0%)
       293,380   United Continental Holdings, Inc.*                                15,493
                                                                               ----------
                 BUILDING PRODUCTS (0.5%)
       268,000   Owens Corning, Inc.                                                8,592
                                                                               ----------
                 CONSTRUCTION & ENGINEERING (0.4%)
       317,500   KBR, Inc.                                                          6,058
                                                                               ----------
                 CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
       146,000   Joy Global, Inc.                                                   7,684
                                                                               ----------
                 ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
       226,360   Eaton Corp. plc                                                   15,481
       119,200   Emerson Electric Co.                                               7,636
                                                                               ----------
                                                                                   23,117
                                                                               ----------
                 ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
       186,700   Republic Services, Inc.                                            7,169
                                                                               ----------
                 INDUSTRIAL CONGLOMERATES (0.6%)
       365,900   General Electric Co.                                               9,444
                                                                               ----------
                 INDUSTRIAL MACHINERY (1.0%)
        66,200   SPX Corp.                                                          6,275
       107,600   Stanley Black & Decker, Inc.                                      10,076
                                                                               ----------
                                                                                   16,351
                                                                               ----------
                 RAILROADS (3.0%)
       182,300   Canadian Pacific Railway Ltd.                                     37,860
        80,790   Kansas City Southern                                               9,920
                                                                               ----------
                                                                                   47,780
                                                                               ----------
                 TRADING COMPANIES & DISTRIBUTORS (0.2%)
        92,375   NOW, Inc.                                                          2,777
                                                                               ----------
                 Total Industrials                                                214,946
                                                                               ----------
                 INFORMATION TECHNOLOGY (17.9%)
                 ------------------------------
                 APPLICATION SOFTWARE (0.7%)
        87,500   Adobe Systems, Inc.*                                               6,136

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
        78,740   Citrix Systems, Inc.*                                         $    5,057
                                                                               ----------
                                                                                   11,193
                                                                               ----------
                 COMMUNICATIONS EQUIPMENT (1.0%)
       724,000   Juniper Networks, Inc.                                            15,255
                                                                               ----------
                 DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
        44,490   Visa, Inc. "A"                                                    10,741
                                                                               ----------
                 INTERNET SOFTWARE & SERVICES (2.4%)
       201,500   AOL, Inc.*                                                         8,771
       173,300   Facebook, Inc. "A"*                                               12,996
        28,560   Google, Inc. "A"*                                                 16,219
                                                                               ----------
                                                                                   37,986
                                                                               ----------
                 SEMICONDUCTOR EQUIPMENT (1.4%)
       975,300   Applied Materials, Inc.                                           21,544
                                                                               ----------
                 SEMICONDUCTORS (5.5%)
       367,000   Broadcom Corp. "A"                                                15,370
       478,700   Fairchild Semiconductor International, Inc.*                       7,348
       268,600   Intel Corp.                                                        9,135
       193,300   Microchip Technology, Inc.                                         8,333
       544,545   NXP Semiconductors N.V.*                                          37,389
       196,200   Texas Instruments, Inc.                                            9,743
                                                                               ----------
                                                                                   87,318
                                                                               ----------
                 SYSTEMS SOFTWARE (2.5%)
       204,100   CA, Inc.                                                           5,931
       540,035   Microsoft Corp.                                                   25,355
       212,865   Oracle Corp.                                                       8,312
                                                                               ----------
                                                                                   39,598
                                                                               ----------
                 TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.7%)
       121,950   Apple, Inc.                                                       13,171
     1,169,590   Hewlett-Packard Co.                                               41,965
       114,500   NCR Corp.*                                                         3,168
                                                                               ----------
                                                                                   58,304
                                                                               ----------
                 Total Information Technology                                     281,939
                                                                               ----------
                 MATERIALS (3.2%)
                 ----------------
                 COMMODITY CHEMICALS (0.2%)
        37,300   LyondellBasell Industries N.V. "A"                                 3,418
                                                                               ----------
                 CONSTRUCTION MATERIALS (0.6%)
       387,000   CRH plc ADR                                                        8,673
                                                                               ----------
                 DIVERSIFIED CHEMICALS (0.7%)
       462,700   Huntsman Corp.                                                    11,290
                                                                               ----------
                 FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
        56,000   Monsanto Co.                                                       6,442
       275,300   Potash Corp. of Saskatchewan, Inc.                                 9,407
                                                                               ----------
                                                                                   15,849
                                                                               ----------
                 PAPER PRODUCTS (0.5%)
       157,100   International Paper Co.                                            7,952
                                                                               ----------
                 SPECIALTY CHEMICALS (0.2%)
        38,900   Rockwood Holdings, Inc.                                            2,992
                                                                               ----------
                 Total Materials                                                   50,174
                                                                               ----------
                 TELECOMMUNICATION SERVICES (1.5%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
       203,640   Verizon Communications, Inc.                                      10,233
                                                                               ----------

================================================================================

5  | USAA Growth & Income Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES        SECURITY                                                                                  (000)
----------------------------------------------------------------------------------------------------------------
                 WIRELESS TELECOMMUNICATION SERVICES (0.8%)
       286,500   T-Mobile US, Inc.*                                                               $        8,363
       143,527   Vodafone Group plc ADR                                                                    4,768
                                                                                                  --------------
                                                                                                          13,131
                                                                                                  --------------
                 Total Telecommunication Services                                                         23,364
                                                                                                  --------------
                 UTILITIES (0.5%)
                 ----------------
                 MULTI-UTILITIES (0.5%)
       175,100   Public Service Enterprise Group, Inc.                                                     7,233
                                                                                                  --------------
                 Total Common Stocks (cost: $1,183,130)                                                1,514,931
                                                                                                  --------------

                 MONEY MARKET INSTRUMENTS (4.0%)

                 MONEY MARKET FUNDS (4.0%)
                 State Street Institutional Liquid Reserves Fund Premier Class, 0.08% (a)(cost:
    63,361,955   $63,362)                                                                                 63,362
                                                                                                  --------------

                 TOTAL INVESTMENTS (COST: $1,246,492)                                             $    1,578,293
                                                                                                  ==============

($ IN 000S)                                               VALUATION HIERARCHY
                                                          -------------------

                                               (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                             QUOTED PRICES        OTHER         SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                MARKETS        OBSERVABLE          INPUTS
                                             FOR IDENTICAL       INPUTS
ASSETS                                          ASSETS                                                     TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $      1,514,931  $             --  $           --  $       1,514,931
Money Market Instruments:
  Money Market Funds                                 63,362                --              --             63,362
----------------------------------------------------------------------------------------------------------------
Total                                      $      1,578,293  $             --  $           --  $       1,578,293
----------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

7  | USAA Growth & Income Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $353,734,000 and $21,933,000, respectively, resulting in net unrealized appreciation of $331,801,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,577,257,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.7% of net assets at October 31, 2014.

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9  | USAA Growth & Income Fund

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2014.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------